Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 7 - INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	December 31, 2022	December 31, 2021

Copyrights	$2,499	$2,703
Trademarks	16,171	17,503
Software	14,687	-
Less: Accumulated amortization	(2,819)	(143)
	$30,538	$20,063

For the years ended December 31, 2022, 2021 and 2020, amortization expenses amount to $2,754, $141 and $5,074, respectively.